Intangible Assets (Details) - Schedule of Discount Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Geo Royalties [Member]
Intangible Assets (Details) - Schedule of Discount Rates [Line Items]
Discount Rates	9.50%	9.00%
Leo Royalties [Member] | Bottom of range [member]
Intangible Assets (Details) - Schedule of Discount Rates [Line Items]
Discount Rates	15.00%	15.00%
Leo Royalties [Member] | Top of range [member]
Intangible Assets (Details) - Schedule of Discount Rates [Line Items]
Discount Rates	20.00%	20.00%